Income Taxes (Details 1) - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Income Tax Disclosure [Abstract]
Pre-tax GAAP loss at U.S. statutory rate	$ (757,587)	$ (414,647)
Change in valuation allowance	757,857	414,647
Income tax expense	$ 0	$ 0